Related Party Transactions (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Dec. 31, 2008
Gangjiang Li [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Chairman of the Board, Chief Executive Officer
Beijing Deran Technology Co., Ltd. (“Beijing Deran”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Over which BaiJiaYun VIE owns 33.38% equity interest as of June 30, 2021, and 51% equity interest since March 24, 2022
Wuhan Qiyun Shilian Technology Co., Ltd. (“Wuhan Qiyun Shilian”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Over which BaiJiaYun VIE owns 15% equity interest
Chengdu Baijiayun Shilian Technology Co., Ltd. (“Chengdu BJY Shilian”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li before August 2021
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	A preferred shareholder of the Company
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Beijing Credit Chain Technology Co., Ltd. (“Beijing Credit Chain”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Qiong Ni, spouse of Gangjiang Li before April 19, 2022 and controlled by Gangjiang Li since April 19, 2022
Duo Duo International Limited [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	An ordinary shareholder of the Company
Shanghai Saimeite Software Technology Co., Ltd. (“Shanghai Saimeite”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Saimeite Software Technology Co., Ltd. (“Saimeite”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Beijing Jiani Jiarui Consulting Management Center (Limited Partnership) (“Beijing Jiani Jiarui”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Beijing Xiaodu Mutual Entertainment Technology Co., Ltd. (“Beijing Xiaodu”) [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	A 7.13% shareholder of the VIE before September 2020